Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity
Stockholders' Equity
Common Stock Split
On October 29, 2013, the Company effected a stock split whereby each issued and outstanding share of the Company's common stock prior to the stock split ("Old Common Stock") was automatically reclassified and became 2,409.1 fully paid and nonassessable shares of common stock, without any action required on the part of the Company or the holders of Old Common Stock. All references to share and per share amounts in the Consolidated Financial Statements and accompanying notes thereto have been retroactively restated to reflect this stock split.

Preferred Stock
As of December 31, 2012, the Company had outstanding 125 shares of Series A Redeemable Preferred Stock (“Preferred Stock”) having a liquidation preference of $10,000 per share. In connection with the IPO, the Company redeemed all of the outstanding Preferred Stock for $1.25 million.

As of December 31, 2013 and 2012, BPG Sub had outstanding 125 shares of Series A Redeemable Preferred Stock having a liquidation preference of $10,000 per share.

Dividends
Because Brixmor Property Group Inc. is a holding company and has no material assets other than its ownership of BPG Sub shares and has no material operations other than those conducted by BPG Sub, dividends will be funded as follows:

•	first, the Operating Partnership will make distributions to its partners, including BPG Sub, on a pro rata basis based on their partnership interests in the Operating Partnership;

•	second, BPG Sub will distribute to its stockholders, including Brixmor Property Group Inc., on a pro rata basis based on their interests in BPG Sub;

•	third, Brixmor Property Group Inc. will distribute the amount authorized by the Company’s board of directors and declared by the Company to its common stockholders on a pro rata basis.

During the years ended December 31, 2013 and 2012, the Company paid $47.3 million and $18.9 million, respectively, of dividends to the holders of common stock. During the period from June 28, 2011 through December 31, 2011, the Company did not pay any dividends to the holders of common stock.